Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 8,564	$ 6,454
Derivatives held for trading, Fair value liabilities	(7,578)	(5,574)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,837	3,008
Derivatives held for trading, Fair value liabilities	(3,290)	(2,522)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,359	1,005
Derivatives held for trading, Fair value liabilities	(1,073)	(894)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	762	616
Derivatives held for trading, Fair value liabilities	(785)	(496)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	556	459
Derivatives held for trading, Fair value liabilities	(575)	(455)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	518	343
Derivatives held for trading, Fair value liabilities	(337)	(328)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,532	1,023
Derivatives held for trading, Fair value liabilities	(1,518)	(879)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	8,564	6,454
Derivative assets held for trading, before netting	11,075	7,834
Less: netting by counterparty	(2,511)	(1,380)
Derivatives held for trading, Fair value liabilities	(7,578)	(5,574)
Derivative financial liabilities held for trading, before netting	(10,089)	(6,954)
Less: netting by counterparty	2,511	1,380
Net fair value	986	880
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	128
Derivatives held for trading, Fair value liabilities	(171)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	7,320	5,623
Derivatives held for trading, Fair value liabilities	(6,837)	(5,267)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,627	2,211
Derivatives held for trading, Fair value liabilities	(3,081)	(1,687)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,837	3,008
Derivative assets held for trading, before netting	5,602	4,049
Less: netting by counterparty	(1,765)	(1,041)
Derivatives held for trading, Fair value liabilities	(3,290)	(2,522)
Derivative financial liabilities held for trading, before netting	(5,055)	(3,563)
Less: netting by counterparty	1,765	1,041
Net fair value	547	486
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	111
Derivatives held for trading, Fair value liabilities	(156)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,000	3,663
Derivatives held for trading, Fair value liabilities	(4,562)	(3,338)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	491	386
Derivatives held for trading, Fair value liabilities	(337)	(225)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,359	1,005
Derivative assets held for trading, before netting	1,761	1,261
Less: netting by counterparty	(402)	(256)
Derivatives held for trading, Fair value liabilities	(1,073)	(894)
Derivative financial liabilities held for trading, before netting	(1,475)	(1,150)
Less: netting by counterparty	402	256
Net fair value	286	111
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	14
Derivatives held for trading, Fair value liabilities	(11)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,362	1,003
Derivatives held for trading, Fair value liabilities	(1,161)	(953)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	385	258
Derivatives held for trading, Fair value liabilities	(303)	(197)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	762	616
Derivative assets held for trading, before netting	860	669
Less: netting by counterparty	(98)	(53)
Derivatives held for trading, Fair value liabilities	(785)	(496)
Derivative financial liabilities held for trading, before netting	(883)	(549)
Less: netting by counterparty	98	53
Net fair value	(23)	120
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3
Derivatives held for trading, Fair value liabilities	(2)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	504	438
Derivatives held for trading, Fair value liabilities	(576)	(358)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	353	231
Derivatives held for trading, Fair value liabilities	(305)	(191)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	556	459
Derivative assets held for trading, before netting	593	470
Less: netting by counterparty	(37)	(11)
Derivatives held for trading, Fair value liabilities	(575)	(455)
Derivative financial liabilities held for trading, before netting	(612)	(466)
Less: netting by counterparty	37	11
Net fair value	(19)	4
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0
Derivatives held for trading, Fair value liabilities	(2)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	262	244
Derivatives held for trading, Fair value liabilities	(308)	(289)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	331	226
Derivatives held for trading, Fair value liabilities	(302)	(177)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	518	343
Derivative assets held for trading, before netting	547	351
Less: netting by counterparty	(29)	(8)
Derivatives held for trading, Fair value liabilities	(337)	(328)
Derivative financial liabilities held for trading, before netting	(366)	(336)
Less: netting by counterparty	29	8
Net fair value	181	15
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0
Derivatives held for trading, Fair value liabilities	0
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	120	140
Derivatives held for trading, Fair value liabilities	(67)	(163)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	427	211
Derivatives held for trading, Fair value liabilities	(299)	(173)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,532	1,023
Derivative assets held for trading, before netting	1,712	1,034
Less: netting by counterparty	(180)	(11)
Derivatives held for trading, Fair value liabilities	(1,518)	(879)
Derivative financial liabilities held for trading, before netting	(1,698)	(890)
Less: netting by counterparty	180	11
Net fair value	14	144
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0
Derivatives held for trading, Fair value liabilities	0
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	72	135
Derivatives held for trading, Fair value liabilities	(163)	(166)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,640	899
Derivatives held for trading, Fair value liabilities	$ (1,535)	$ (724)